STATEMENT OF CHANGES IN SHAREHOLDERS' EQUITY - BRL (R$) R$ in Thousands	Total	Sharesholders' equity attributed to controlling shareholders [member]	Capital stock [member]	Treasury shares [member]	Share premium [member]	Special reserve [member]	Additional paid-in capital [member]	Income froIncome (loss) from transactions with non-controlling shareholders [member]	Tax Incentives [member]	Retained earnings [member]	Retained earnings (losses) [member]	Other comprehensive income (loss) [member]	Non-Controlling Shareholders [member]
Beginning balance at Dec. 31, 2020	R$ 27,387,108	R$ 27,364,327	R$ 12,377,999	R$ (11,667)	R$ 10,671,605	R$ 362,059	R$ 110,537	R$ (92,066)	R$ 113,302	R$ 6,864	R$ (759,937)	R$ 4,585,631	R$ 22,781
Profit (loss) for the year	1,040,689	1,047,960									1,047,960		(7,271)
Exchange rate effect on the conversion from hyperinflationary economy	218,227	218,227										218,227
Other comprehensive income (loss)	66,989	61,344										61,344	5,645
Comprehensive income (loss) for the periods, net of tax effects	1,325,905	1,327,531									1,047,960	279,571	(1,626)
Share repurchase	(174,113)	(174,113)		(174,113)
Transactions in stock and restricted shares option plans:
Provision for stock and restricted shares option plans	237,655	237,655					275,632			(37,977)
Exercise of stock and restricted shares option plans	(29,058)	(29,058)	103,684	34,438			(198,767)			31,587
Reclassification of grant reserve - Natura Cosméticos									(113,302)		113,302
Dividends	(180,772)	(180,772)									(180,772)
Constitution of tax incentive reserve										870,749	(870,749)
Losses absorption					(650,196)						650,196
Ending balance at Dec. 31, 2021	28,566,725	28,545,570	12,481,683	(151,342)	10,021,409	362,059	187,402	(92,066)		871,223		4,865,202	21,155
Profit (loss) for the year	(2,858,626)	(2,859,629)									(2,859,629)		1,003
Exchange rate effect on the conversion from hyperinflationary economy	24,956	24,956										24,956
Other comprehensive income (loss)	(3,522,787)	(3,519,079)										(3,519,079)	(3,708)
Comprehensive income (loss) for the periods, net of tax effects	(6,356,457)	(6,353,752)									(2,859,629)	(3,494,123)	(2,705)
Share repurchase	(120,300)	(120,300)		(120,300)
Transactions in stock and restricted shares option plans:
Provision for stock and restricted shares option plans	255,756	255,756					255,756
Exercise of stock and restricted shares option plans	5,460	5,460	2,741	9,282			(8,708)			2,145
Reclassification of grant reserve - Natura Cosméticos					(126,473)		(58,494)			(8,294)		193,261
Losses absorption										(865,074)	865,074
Ending balance at Dec. 31, 2022	22,351,184	22,332,734	12,484,424	(262,360)	9,894,936	362,059	375,956	(92,066)			(1,994,555)	1,564,340	18,450
Profit (loss) for the year	2,974,510	2,973,731									2,973,731		779
Exchange rate effect on the conversion from hyperinflationary economy	227,027	227,027										227,027
Other comprehensive income (loss)	(2,257,219)	(2,255,216)										(2,255,216)	(2,003)
Comprehensive income (loss) for the periods, net of tax effects	944,318	945,542									2,973,731	(2,028,189)	(1,224)
Transactions in stock and restricted shares option plans:
Provision for stock and restricted shares option plans	122,589	122,589					122,589
Exercise of stock and restricted shares option plans	(3,640)	(3,640)	91	98,124			(196,973)			95,118
Dividends	(293,986)	(293,986)									(293,986)
Legal profit reserve										685,190	R$ (685,190)
Ending balance at Dec. 31, 2023	R$ 23,120,465	R$ 23,103,239	R$ 12,484,515	R$ (164,236)	R$ 9,894,936	R$ 362,059	R$ 301,572	R$ (92,066)		R$ 780,308		R$ (463,849)	R$ 17,226